Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Total Shareholder Return ($) (3)	Net Income ($) (4)
2025	$682,880	$682,880	$325,000	$325,000	$43	$(3.1)
2024	$683,598	$683,598	$322,917	$322,917	$30	$(12.6)
2023	$682,880	$682,880	$300,000	$300,000	$94	$(24.4)

Named Executive Officers, Footnote [Text Block]
(1)	Reflects compensation for our Chief Executive Officer, William O’Dowd, IV, who served as our Principal Executive Officer (PEO).

Summary Compensation Table Total for PEO	$ 682,880	$ 683,598	$ 682,880
Compensation Actually Paid to PEO	$ 682,880	683,598	682,880
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Reflects compensation for our only other Named Executive Officer (NEO), Mirta A. Negrini, in each of these years.
(3)	Reflects the value of an initial $100 fixed investment on December 31, 2022.
(4)	Reflects GAAP net income (loss) in millions as reported in our Annual Report on Form 10-K for the relevant year.

No adjustments were made to Summary Compensation Table total pay to calculate “compensation actually paid” for our PEO and other NEO.

	PEO			Other NEO
Adjustments	2023	2024	2025	2023	2024	2025
Summary Compensation Table Total	$682,880	$683,598	$682,880	$300,000	$322,917	$325,000
Compensation Actually Paid	$682,880	$683,598	$682,880	$300,000	$322,917	$325,000

Average Summary Compensation Table Total for Non-PEO	$ 325,000	322,917	300,000
Average Compensation Actually Paid to Non-PEO	$ 325,000	322,917	300,000
Compensation Actually Paid Versus Company Performance

Compensation Actually Paid Versus Company Performance

The following charts provide a clear, visual description of the relationships between compensation actually paid (CAP) to our PEO and other NEO, to aspects of our financial performance.

Total Shareholder Return Amount	$ 43	30	94
Net Income	$ (3.1)	$ (12.6)	$ (24.4)
PEO Name	William O’Dowd	William O’Dowd	William O’Dowd